Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 319,847,701	$ 45,943,248	¥ 1,264,025,785	¥ 161,963,665
Amounts due from a related party	31,739,731	4,559,127	228,600
Other current assets	66,004,017	9,480,884	53,969,039
Total current assets	1,265,224,210	181,738,086	2,450,516,163
Non-current assets:
Equity securities with readily determinable fair values	207,007,926	29,734,828	307,693,782
Other assets	76,957,992	11,054,324	25,701,523
TOTAL ASSETS	3,816,479,417	548,202,967	3,079,781,007
Current liabilities:
Other payables	210,561,540	30,245,273	169,470,083
Other long-term liabilities	118,112,511	16,965,801	96,573,810
Total liabilities	1,798,719,410	258,369,877	1,420,433,938
Shareholders’ equity:
Additional paid-in capital	1,152,108,217	165,489,991	1,003,026,803
Retained earnings	308,698,533	44,341,770	252,617,450
Accumulated other comprehensive (loss) income	65,300,854	9,379,881	62,367,692
Total GreenTree Hospitality Group Ltd. shareholders’ equity	1,861,168,513	267,340,130	1,650,968,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,816,479,417	548,202,967	3,079,781,007
Common Class A
Shareholders’ equity:
Ordinary shares, value	219,526,699	31,533,037	217,421,867
Common Class B
Shareholders’ equity:
Ordinary shares, value	115,534,210	16,595,451	115,534,210
Parent Company
Current assets:
Cash and cash equivalents	22,137,640	3,179,873	721,573,493
Amounts due from subsidiaries	6,271,868	900,898
Amounts due from a related party	8,424,629	1,210,122
Other current assets	2,416,728	347,141	4,117,311
Total current assets	39,250,865	5,638,034	725,690,804
Non-current assets:
Investments in subsidiaries	1,577,484,393	226,597,450	925,492,357
Equity securities with readily determinable fair values	262,833,287	37,747,645
Other assets			6,875,561
TOTAL ASSETS	1,879,568,545	269,983,129	1,658,058,722
Current liabilities:
Other payables	6,000,000	861,846
Amounts due to subsidiaries	4,924,176	707,314	7,090,700
Other long-term liabilities	7,475,856	1,073,839
Total liabilities	18,400,032	2,642,999	7,090,700
Shareholders’ equity:
Additional paid-in capital	1,152,108,217	165,489,991	1,003,026,803
Retained earnings	308,698,533	44,341,770	252,617,450
Accumulated other comprehensive (loss) income	65,300,854	9,379,881	62,367,692
Total GreenTree Hospitality Group Ltd. shareholders’ equity	1,861,168,513	267,340,130	1,650,968,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,879,568,545	269,983,129	1,658,058,722
Parent Company | Common Class A
Shareholders’ equity:
Ordinary shares, value	219,526,699	31,533,037	217,421,867
Parent Company | Common Class B
Shareholders’ equity:
Ordinary shares, value	¥ 115,534,210	$ 16,595,451	¥ 115,534,210